First Trust Enhanced Equity Income Fund (FFA)
Portfolio of Investments
March 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 94.8%
	Aerospace & Defense – 1.2%
11,000	Lockheed Martin Corp. (a)	$4,855,400
	Auto Components – 0.6%
160,000	Goodyear Tire & Rubber (The) Co. (b)	2,286,400
	Automobiles – 0.8%
75,000	General Motors Co. (a) (b)	3,280,500
	Banks – 6.1%
350,000	Huntington Bancshares, Inc. (a)	5,117,000
100,000	JPMorgan Chase & Co. (a)	13,632,000
100,000	Truist Financial Corp. (a)	5,670,000
		24,419,000
	Beverages – 2.7%
107,000	Coca-Cola (The) Co. (a)	6,634,000
18,500	Constellation Brands, Inc., Class A (a)	4,260,920
		10,894,920
	Biotechnology – 3.0%
44,000	AbbVie, Inc. (a)	7,132,840
45,000	Horizon Therapeutics PLC (a) (b)	4,734,450
		11,867,290
	Capital Markets – 1.1%
52,500	Morgan Stanley (a)	4,588,500
	Chemicals – 1.2%
15,000	Linde PLC (a)	4,791,450
	Communications Equipment – 1.6%
117,500	Cisco Systems, Inc.	6,551,800
	Diversified Telecommunication Services – 2.7%
215,000	AT&T, Inc. (a)	5,080,450
110,000	Verizon Communications, Inc. (a)	5,603,400
		10,683,850
	Electric Utilities – 2.6%
33,333	Constellation Energy Corp. (a)	1,874,981
100,000	Exelon Corp. (a)	4,763,000
135,000	PPL Corp.	3,855,600
		10,493,581
	Entertainment – 4.1%
89,000	Activision Blizzard, Inc. (a)	7,129,790
90,000	Cinemark Holdings, Inc. (a) (b)	1,555,200
157,500	Lions Gate Entertainment Corp., Class B (a) (b)	2,367,225
38,000	Walt Disney (The) Co. (a) (b)	5,212,080
		16,264,295
	Food & Staples Retailing – 2.2%
15,000	Costco Wholesale Corp. (a)	8,637,750
	Food Products – 0.7%
45,000	Mondelez International, Inc., Class A	2,825,100
	Health Care Providers & Services – 3.4%
27,000	UnitedHealth Group, Inc. (a)	13,769,190

First Trust Enhanced Equity Income Fund (FFA)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Hotels, Restaurants & Leisure – 2.6%
85,000	Carnival Corp. (a) (b)	$1,718,700
90,000	Las Vegas Sands Corp. (a) (b)	3,498,300
52,000	Restaurant Brands International, Inc. (a)	3,036,280
47,500	Six Flags Entertainment Corp. (a) (b)	2,066,250
		10,319,530
	Industrial Conglomerates – 1.4%
29,000	Honeywell International, Inc. (a)	5,642,820
	Insurance – 3.5%
35,000	Arthur J. Gallagher & Co. (a)	6,111,000
37,000	Chubb, Ltd. (a)	7,914,300
		14,025,300
	Interactive Media & Services – 4.0%
5,700	Alphabet, Inc., Class C (a) (b)	15,920,043
	Internet & Direct Marketing Retail – 0.7%
800	Amazon.com, Inc. (a) (b)	2,607,960
	IT Services – 1.7%
25,000	International Business Machines Corp. (a)	3,250,500
31,500	PayPal Holdings, Inc. (a) (b)	3,642,975
		6,893,475
	Life Sciences Tools & Services – 4.3%
28,200	Danaher Corp. (a)	8,271,906
15,300	Thermo Fisher Scientific, Inc. (a)	9,036,945
		17,308,851
	Machinery – 2.0%
22,000	Caterpillar, Inc. (a)	4,902,040
22,000	Stanley Black & Decker, Inc. (a)	3,075,380
		7,977,420
	Oil, Gas & Consumable Fuels – 2.6%
50,000	Hess Corp. (a)	5,352,000
20,900	Pioneer Natural Resources Co. (a)	5,225,627
		10,577,627
	Pharmaceuticals – 3.6%
100,000	Bristol-Myers Squibb Co. (a)	7,303,000
37,500	Zoetis, Inc. (a)	7,072,125
		14,375,125
	Road & Rail – 1.4%
70,000	Canadian Pacific Railway Ltd. (a)	5,777,800
	Semiconductors & Semiconductor Equipment – 5.9%
137,000	Intel Corp. (a)	6,789,720
56,500	Micron Technology, Inc.	4,400,785
45,000	NVIDIA Corp.	12,278,700
		23,469,205
	Software – 12.1%
15,000	Adobe, Inc. (a) (b)	6,834,300
118,000	Microsoft Corp.	36,380,580

First Trust Enhanced Equity Income Fund (FFA)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
16,000	Synopsys, Inc. (a) (b)	$5,332,320
		48,547,200
	Specialty Retail – 3.4%
95,000	American Eagle Outfitters, Inc. (a)	1,596,000
18,500	Burlington Stores, Inc. (b)	3,370,145
125,000	Foot Locker, Inc.	3,707,500
24,000	Lowe’s Cos., Inc.	4,852,560
		13,526,205
	Technology Hardware, Storage & Peripherals – 8.9%
204,000	Apple, Inc. (a)	35,620,440
	Textiles, Apparel & Luxury Goods – 1.7%
50,000	NIKE, Inc., Class B	6,728,000
	Water Utilities – 1.0%
24,000	American Water Works Co., Inc. (a)	3,972,720
	Total Common Stocks	379,498,747
	(Cost $244,969,509)
REAL ESTATE INVESTMENT TRUSTS – 2.8%
	Equity Real Estate Investment Trusts – 2.8%
34,000	Crown Castle International Corp. (a)	6,276,400
107,000	Gaming and Leisure Properties, Inc. (a)	5,021,510
	Total Real Estate Investment Trusts	11,297,910
	(Cost $8,031,068)
COMMON STOCKS – BUSINESS DEVELOPMENT COMPANIES - 1.1%
	Capital Markets – 1.1%
215,000	Ares Capital Corp. (a)	4,504,250
	(Cost $3,728,891)

Shares	Description	Stated Rate	Stated Maturity	Value
$100 PAR PREFERRED SECURITIES – 1.0%
	Health Care Equipment & Supplies – 0.6%
22,500	Boston Scientific Corp., Series A	5.50%	06/01/23	2,619,900
	Media – 0.4%
27,000	ViacomCBS, Inc., Series A	5.75%	04/01/24	1,499,850
	Total $100 Par Preferred Securities			4,119,750
	(Cost $4,323,308)

Total Investments – 99.7%	399,420,657
(Cost $261,052,776)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN – (0.2)%
(30)	Adobe, Inc.	$(1,366,860)	$485.00	04/14/22	(9,210)
(125)	Hess Corp.	(1,338,000)	110.00	04/14/22	(26,750)
(100)	Micron Technology, Inc.	(778,900)	88.00	04/14/22	(3,200)
(100)	NIKE, Inc., Class B	(1,345,600)	140.00	04/14/22	(8,900)

First Trust Enhanced Equity Income Fund (FFA)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN (Continued)
(100)	NVIDIA Corp.	$(2,728,600)	$295.00	04/14/22	$(32,700)
(100)	NVIDIA Corp.	(2,728,600)	310.00	04/14/22	(13,200)
(50)	Pioneer Natural Resources Co.	(1,250,150)	270.00	04/14/22	(8,750)
(50)	S&P 500® Index (c)	(22,202,300)	4,600.00	04/14/22	(152,500)
(200)	S&P 500® Index (c)	(88,809,200)	4,650.00	04/14/22	(278,000)
(350)	S&P 500® Index (c)	(155,416,100)	4,675.00	04/14/22	(294,000)
(50)	S&P 500® Index (c)	(22,202,300)	4,700.00	04/14/22	(28,000)
	Total Call Options Written				(855,210)
	(Premiums received $900,528)

Net Other Assets and Liabilities – 0.5%	1,926,685
Net Assets – 100.0%	$400,492,132

(a)	All or a portion of these securities are pledged to cover index call options written.
(b)	Non-income producing security.
(c)	Call options on securities indices were written on a portion of the common stock positions that were not used to cover call options written on individual equity securities held in the Fund’s portfolio.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of March 31, 2022 is as follows:
ASSETS TABLE
	Total Value at 3/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 379,498,747	$ 379,498,747	$ —	$ —
Real Estate Investment Trusts*	11,297,910	11,297,910	—	—
Common Stocks - Business Development Companies*	4,504,250	4,504,250	—	—
$100 Par Preferred Securities*	4,119,750	4,119,750	—	—
Total Investments	$ 399,420,657	$ 399,420,657	$—	$—

LIABILITIES TABLE
	Total Value at 3/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$ (855,210)	$ (855,210)	$ —	$ —

*	See Portfolio of Investments for industry breakout.